August 2, 2000



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Filings - Rule 497 (j)

Re:   Dreyfus Institutional Preferred Money Market Fund
      CIK No. 1038520
      1940 Act File No. 811-8211
      Registration Statement File No. 333-26513

Dear Sir/Madam:

      Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on July 27, 2000.

      Please address any comments or questions to the undersigned at (212) 922-6883.

                                                Very truly yours,



                                                Kiesha Astwood

Cc:   J. Guhring
      J. Prusnofsky
      Stoock & Stroock & Lavan
      Ernst & Young